Share-Based Compensation - Summary of Restricted Shares Units Activity (Details) - 2017 Plan - Restricted Stock	12 Months Ended
Dec. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance	44,000
Number of shares, Vested	(44,000)
Number of shares, Forfeited/Expired	0
Number of shares, Unvested, Ending balance	0